Financial Information of L-3 Communications and Its Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended											12 Months Ended										12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 L-3 Holdings' Common Stock [Member]	Dec. 31, 2010 L-3 Holdings' Common Stock [Member]	Dec. 31, 2009 L-3 Holdings' Common Stock [Member]	Dec. 31, 2008 L-3 Holdings' Common Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2009 Treasury Stock [Member]	Dec. 31, 2008 Treasury Stock [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2009 Retained Earnings [Member]	Dec. 31, 2011 L-3 Communications [Member]	Dec. 31, 2010 L-3 Communications [Member]	Dec. 31, 2009 L-3 Communications [Member]	Dec. 31, 2011 L-3 Communications [Member] L-3 Holdings' Common Stock [Member]	Dec. 31, 2010 L-3 Communications [Member] L-3 Holdings' Common Stock [Member]	Dec. 31, 2009 L-3 Communications [Member] L-3 Holdings' Common Stock [Member]	Dec. 31, 2008 L-3 Communications [Member] L-3 Holdings' Common Stock [Member]	Dec. 31, 2011 L-3 Communications [Member] Additional Paid-in Capital [Member]	Dec. 31, 2010 L-3 Communications [Member] Additional Paid-in Capital [Member]	Dec. 31, 2009 L-3 Communications [Member] Additional Paid-in Capital [Member]	Dec. 31, 2011 L-3 Communications [Member] Retained Earnings [Member]	Dec. 31, 2010 L-3 Communications [Member] Retained Earnings [Member]	Dec. 31, 2009 L-3 Communications [Member] Retained Earnings [Member]	Dec. 31, 2011 L-3 Communications [Member] Accumulated Other Comprehensive (Loss) Income [Member]	Dec. 31, 2010 L-3 Communications [Member] Accumulated Other Comprehensive (Loss) Income [Member]	Dec. 31, 2009 L-3 Communications [Member] Accumulated Other Comprehensive (Loss) Income [Member]
Condensed Combining Statements of Equity
Beginning Balance																							$ 6,764	$ 6,567	$ 5,858					$ 4,801	$ 4,449	$ 4,136	$ 2,219	$ 2,284	$ 2,054	$ (256)	$ (166)	$ (332)
Beginning Balance, Shares												99.0	108.6	115.4	118.6											100.0	100.0	100.0	100.0
Net income attributable to L-3	277	238	246	207	272	241	231	222	968	966	911									956	955	901	956	955	901								956	955	901
Contributions from L-3 Holdings																							263	352	313					263	352	313
Dividends to L-3 Holdings																							(1,157)	(1,018)	(670)								(1,157)	(1,018)	(670)
Comprehensive income (loss)									(198)	(90)	166												(198)	(90)	166											(198)	(90)	166
Other																							7	(2)	(1)								7	(2)	(1)
Ending Balance																							$ 6,635	$ 6,764	$ 6,567					$ 5,064	$ 4,801	$ 4,449	$ 2,025	$ 2,219	$ 2,284	$ (454)	$ (256)	$ (166)
Ending Balance, Shares												99.0	108.6	115.4	118.6											100.0	100.0	100.0	100.0